Pension and Postretirement Plans (Reconciliation of Change in Pension Plan Assets Fair Value Using Level 3 Inputs) (Details 11) - Level 3 [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of assets at beginning of year	$ 622,865	$ 0
Purchases, sales and settlements, net	(50,000)	574,000
Gains relating to assets sold	6,796	0
Gains relating to assets still held at year-end	126,541	48,865
Fair value of assets at end of year	$ 706,202	$ 622,865